SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2014
Valuation and Qualifying Accounts [Abstract]
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS

SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS

Allowance for Doubtful Accounts for the Successor years ended December 31, 2014 and 2013 and the Predecessor period from January 1, 2013 to January 31, 2013:

(in millions)	Balance at Beginning of Year	Charged to Expenses	Deductions(1)	Balance at End of Year
Successor
2014	$6.5	$5.1	$1.7	$9.9
2013	—	5.4	(1.1)	6.5
Predecessor
January 1 through January 31, 2013	$29.6	$0.2	$(1.1)	$30.9
2012	31.4	5.0	6.8	29.6

(1)	Deductions include uncollectible accounts written off and foreign currency translation impact.